Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Key management personnel compensation [abstract]
Disclosure of Key Management Personnel Compensation

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	2023 A$	2022 A$	2021 A$
Short-term employee compensation	3,717,144	2,535,550	2,269,030
Post-employment benefits	71,876	69,039	51,982
Other long-term benefits	33,133	22,241	9,480
Share-based payments	1,899,827	2,819,133	1,298,208
Total key management personnel compensation	5,721,980	5,445,963	3,628,700